Stockholders' Equity (Details) - Athena Technology Acquisition Corp [Member]	1 Months Ended	9 Months Ended
	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	May 03, 2021 shares	Dec. 28, 2020 $ / shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Converted basis percentage	25.00%	25.00%
Warrants description	Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share
Warrants expire term	5 years
Warrants redemption description	• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”); and• if, and only if, the closing price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends to the notice of redemption to the warrant holders.
Newly issued price percent	115.00%
Business Combination [Member]
Stockholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Shares forfeited			1,250,000
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, share issued	0	700,000
Common stock, shares outstanding	0	700,000
Shares subject to possible redemption		25,000,000
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of vote for each share	1
Common stock, share issued	9,816,667	8,566,667
Common stock, shares outstanding	9,816,667	8,566,667
Aggregate shares	9,816,667
Shares subject to forfeiture	1,250,000
Percentage owned of issued and outstanding	25.00%